Equity - Dividends Paid (Details) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Dividends paid per share (in usd per share)	$ 0.55	$ 0.55	$ 0.55	$ 0.55	$ 0.50